ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY - Condensed statements of operations (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
Net revenue	¥ 42,000	¥ 31,000	¥ 118,678,591	$ 16,715,530	¥ 83,127,296	¥ 40,826,521
Cost of revenues			(99,630,956)	(14,032,727)	(70,848,983)	(34,168,686)
Gross profit			19,047,635	2,682,803	12,278,313	6,657,835
Total operating expenses			(12,955,015)	(1,824,676)	(11,849,067)	(5,555,330)
Other income, net			0		0	6,000
Loss from operations			6,092,620	858,127	429,246	1,102,505
Share of income from subsidiaries and affiliates			222,674	31,363	193,708	59,809
Interest income/(expenses), net			(617,605)		(490,703)	(624,029)
Exchange gain/(loss), net			938,092	132,127	1,025,891	(355,499)
Change in fair value of convertible senior notes and call option			18,079	2,546	(13,818)	(104,643)
Income tax expenses			(1,260,285)	(177,507)	(605,278)	(194,140)
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders			3,447,443	485,561	620,506	721,018
Parent Company | Reportable Legal Entities
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
Net revenue			0	0	0	0
Cost of revenues			0	0	0	0
Gross profit			0	0	0	0
Total operating expenses			(590,323)	(83,145)	(593,204)	(6,150)
Other income, net						1,737
Loss from operations			(590,323)	(83,145)	(593,204)	(4,413)
Share of income from subsidiaries and affiliates			4,055,054	571,142	1,264,720	512,873
Interest income/(expenses), net			3,414	481	(19,867)	36,613
Exchange gain/(loss), net			10,831	1,526	(18,586)	(14,085)
Change in fair value of convertible senior notes and call option			(31,188)	(4,393)	(12,083)	191,641
Income before income taxes			3,447,788	485,611	620,980	722,629
Income tax expenses			(345)	(49)	(474)	(1,611)
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders			¥ 3,447,443	$ 485,562	¥ 620,506	¥ 721,018